Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's Assets an Liabilities
We hold ownership interests in and consolidate the following variable interest entities (“VIEs”):

Name of subsidiary	% Ownership held by the Company
Lottoitalia S.r.l. (“Lottoitalia”)	61.50%
Lotterie Nazionali S.r.l. (“LN”)	64.00%
Northstar New Jersey Lottery Group, LLC (“Northstar NJ”) (1)	76.64%
Rhode Island VLT Company LLC (“RI VLT”)	60.00%
(1) Northstar New Jersey Holding Company LLC, of which we are a 71.12% shareholder, holds the 76.64% ownership in Northstar NJ.
The carrying amounts and classification of these VIEs’ assets and liabilities in our Consolidated Balance Sheets at December 31, 2023 and 2022 are as follows:

	December 31,
($ in millions)	2023	2022
Current assets	1,220	941
Non-current assets	800	936
Total assets	2,020	1,877

Total liabilities	732	521